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                       Hartford Quantum Life
                       Separate Account VL I
                   Hartford Life Insurance Company

                        File No. 333-110550

                  Supplement Dated March 24, 2004
              to the Prospectus Dated February 13, 2004

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            SUPPLEMENT DATED MARCH 24, 2004 TO YOUR PROSPECTUS

The Guaranteed Withdrawal Benefit is currently not available to Policies issued on or after March 24, 2004. We will notify all Policy Owners when this rider becomes available.

   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4898